Share-Based Compensation - Summary of Stock Option Plans (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [Line Items]
Number of shares subject to option, Outstanding, beginning of year | shares	9,191,480	9,044,237
Number of shares subject to option, Granted | shares	2,293,802	1,376,533
Number of shares subject to option, Exercised | shares	(123,403)	(451,574)
Number of shares subject to option, Forfeited or cancelled | shares	(34,506)	(502,016)
Number of shares subject to option, Expired | shares	(329,481)	(275,700)
Number of shares subject to option, Outstanding, end of year	10,997,892	9,191,480
Weighted average exercise price, Balance - beginning of year	$ 56.88	$ 58.41
Weighted average exercise price, Granted	42.23	53.54
Weighted average exercise price, Exercised	42.24	42.73
Weighted average exercise price, Forfeited or cancelled	57.45	86.53
Weighted average exercise price, Expired	75.92	76.59
Weighted average exercise price, Outstanding, end of year	$ 53.59	$ 56.88